Earnings/(Loss) per share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings/(Loss) per share
Summary of earnings/(loss) per share

	Year ended March 31,
	2023	2022	2021
Basic earnings/(loss) per ordinary share (€)	1.1557	(0.2130)	(0.9142)
Diluted earnings/(loss) per ordinary share (€)	1.1529	(0.2130)	(0.9142)
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,136.8	1,130.5	1,110.4
Diluted	1,139.6	1,130.5	1,110.4